FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of June 30, 2021
Assets:
Investment – Cansativa	—	—	1,528	1,528
Total Assets	—	—	1,528	1,528
Liabilities:
Loans and borrowings	—	6,559	—	6,559
Warrant liability	—	—	22,736	22,736
Convertible notes	—	27,119	—	27,119
Total Liabilities	$—	$33,678	$22,736	$56,414

As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	$27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

During the six months ended June 30, 2021, there were no transfers between fair value measurement levels.

The change in fair value of warrant liabilities related to private warrants during the six months ended June 30, 2021 and 2020 is as follows:

Private Placement Warrants	Total Warrant Liability
Warrant liability at December 31, 2020	$19,061
Change in fair value of warrant liability	$4,851
Warrant liabilities at March 31, 2021	$23,912
Change in fair value of warrant liabilities	$(1,176)
Warrant liabilities at June 30, 2021	$22,736

The Company determined the fair value of its private warrants using the Monte Carlo simulation model. The following assumptions were used to determine the fair value of the Private Warrants at December 31,2020 and June 30,2021:

	As of
	June 30, 2021	December 31, 2020
Risk-free interest rate	0.76%	0.43%
Expected volatility	60%	60%
Share Price	$10.15	$8.90
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025

•        The risk-free interest rate assumptions are was based on U.S. dollar zero curve derived from swap rates at the valuation date, with a term to maturity matching the remaining term of warrants.

•        The expected volatility assumptions are based on average of historical volatility based on comparable industry volatilities of public warrants.

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Assets:
Investment – Lift & Co	$—	$—	$—	$—
Investment – Cansativa	—	—	1,553	1,553
Total Assets	—	—	1,553	1,553
Liabilities:
Loans and borrowings	—	6,701	—	6,701
Warrant liability	—	—	19,061	19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities (Restated)(a)	$—	$33,843	$19,061	$52,904

As of December 31, 2019
Assets:
Investment – Lift & Co	$319	$57	$—	$376
Investment – Cansativa	—	—	1,701	1,701
Total Assets	$319	$57	$1,701	$2,077
Liabilities:
Loans and borrowings	$—	$7,162	$—	$7,162
Convertible notes		26,566		$26,566
Total Liabilities	$—	$33,728	$—	$33,728

(a)      See Note 3. for information on the restatement adjustment as of December 31, 2020.

In September 2020, Lift & Co. (“Lift”) filed for bankruptcy protection under Section 49 of the Bankruptcy and Insolvency Act of Canada. In connection with the filing, the Company fully impaired its investment in Lift and as a result, the carrying value of the Company’s common stock and warrant ownership was $nil as of December 31, 2020.

During the year ended December 31, 2020 and December 31, 2019, there were no transfers between fair value measurement levels.